Related party transactions - Narrative (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2015	Dec. 31, 2013	Nov. 30, 2012
Seabras Sapura | Secured Debt
Related Party Transaction [Line Items]
Maximum borrowing capacity				$ 543,000,000
Seabras Sapura | Secured Debt | Sapura Esmeralda
Related Party Transaction [Line Items]
Maximum borrowing capacity				$ 36,000,000	$ 179,000,000
Seabras Sapura | Secured Debt | Sapura Onix, Sapura Jade, and Supra Rubi
Related Party Transaction [Line Items]
Maximum borrowing capacity			$ 780,000,000
Sponsor guarantee | TL Offshore Sdn. Bhd | Seabras Sapura
Related Party Transaction [Line Items]
Total amount guaranteed	$ 165,000,000
Predecessor | Sponsor guarantee | TL Offshore Sdn. Bhd | Seabras Sapura
Related Party Transaction [Line Items]
Total amount guaranteed		$ 184,000,000
Predecessor | Sponsor guarantee | Sapura Energy | Seabras Sapura
Related Party Transaction [Line Items]
Total amount guaranteed		186,000,000
Predecessor | Sponsor guarantee | Sapura Energy Berhad | Seabras Sapura
Related Party Transaction [Line Items]
Total amount guaranteed		$ 328,000,000